Strategic Investments and Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Summary of Recorded value and fair value of strategic investments
Recorded value	$ 120,319	$ 101,386
Albemarle & Bond Holdings [Member]
Summary of Recorded value and fair value of strategic investments
Recorded value	48,361	43,127
Fair value	91,741	75,520
Cash Converters International Limited [Member]
Summary of Recorded value and fair value of strategic investments
Recorded value	71,958	58,259
Fair value	$ 53,600	$ 70,005